CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Series B Preferred Stock [Member]	Retained Earnings [Member] Series C Preferred Stock [Member]	Retained Earnings [Member] Series D Preferred Stock [Member]	Retained Earnings [Member] Series E Preferred Stock [Member]	Retained Earnings [Member] Series F Preferred Stock [Member]	Retained Earnings [Member] Series G Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Parent [Member] Series B Preferred Stock [Member]	Parent [Member] Series C Preferred Stock [Member]	Parent [Member] Series D Preferred Stock [Member]	Parent [Member] Series E Preferred Stock [Member]	Parent [Member] Series F Preferred Stock [Member]	Parent [Member] Series G Preferred Stock [Member]	Noncontrolling Interest [Member]	Total	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Series G Preferred Stock [Member]
Beginning balance, value at Dec. 31, 2018	$ 18,025	$ 87,605	$ 996,833	$ 0	$ 400,933							$ (8,660)	$ 1,494,736							$ 12,041	$ 1,506,777
Treasury stock, number of shares at Dec. 31, 2018				0
Net income					11,537								11,537							(1,106)	10,431
Capital contribution from noncontrolling interest																				10,000	10,000
Sale of Common Shares		268	603	$ 0									871								871
Cash dividends paid ($0.375 per common share)					(4,392)								(4,392)								(4,392)
Cash dividends declared ($0.50 per Series B preferred share)					(1,000)								(1,000)								(1,000)
Redemption of Series B Redeemable preferred shares	(2,000)		(45,250)		(2,750)								(50,000)								(50,000)
Dividends, Preferred Stock						$ (2,000)	$ (2,218)	$ (3,746)	$ (5,319)	$ (7,125)				$ (2,000)	$ (2,218)	$ (3,746)	$ (5,319)	$ (7,125)				$ (2,000)	$ (2,218)	$ (3,746)	$ (5,319)	$ (7,125)
Other comprehensive loss												(9,490)	(9,490)								(9,490)
Ending balance, value at Jun. 30, 2019	16,025	87,873	952,186	$ 0	383,920							(18,150)	1,421,854							20,935	1,442,789
Treasury Stock, Shares, Ending Balance at Jun. 30, 2019				0
Beginning balance, value at Dec. 31, 2019	18,650	95,079	992,020	$ 0	364,000							(18,353)	1,451,396							20,923	1,472,319
Treasury stock, number of shares at Dec. 31, 2019				0
Net income					52,703								52,703							2,545	55,248
Capital contribution from noncontrolling interest																				4,000	4,000
Sale of Common Shares		861	2,600										3,461								3,461
Purchase of Treasury Stock				$ (5,071)									(5,071)								(5,071)
Treasury Stock, Shares, Acquired				413,533
Conversion of Series G Convertible Preferred Shares	(10)	33	(23)
Cash dividends paid ($0.375 per common share)					(7,102)								(7,102)								(7,102)
Dividends, Preferred Stock							$ (2,219)	$ (3,747)	$ (5,319)	$ (7,125)	$ (654)				$ (2,219)	$ (3,747)	$ (5,319)	$ (7,125)	$ (654)				$ (2,219)	$ (3,747)	$ (5,319)	$ (7,125)	$ (654)
Other comprehensive loss												(24,320)	(24,320)								(24,320)
Ending balance, value at Jun. 30, 2020	$ 18,640	$ 95,973	$ 994,597	$ (5,071)	$ 390,537							$ (42,673)	$ 1,452,003							$ 27,468	$ 1,479,471
Treasury Stock, Shares, Ending Balance at Jun. 30, 2020				413,533